Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information Abstract
Entity Registrant Name	BBVA BANCO FRANCES SA
Entity Central Index Key	0000913059
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock	612,659,638
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018